RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of related party transactions

	March 31, 2021	March 31, 2020
Salaries and benefits	$3,953	$2,334
Share-based compensation expense, net	200	625
	$4,153	$2,959